CLOSED BLOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Summarized Financial Information for Closed Blocks
Summarized financial information for the Company’s Closed Block is as follows:

	September 30, 2018	December 31, 2017
	(in millions)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders’ account balances and other	$6,788	$6,958
Policyholder dividend obligation	—	19
Other liabilities	48	271
Total Closed Block liabilities	6,836	7,248

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $3,681 and $3,923)	3,669	4,070
Mortgage loans on real estate	1,902	1,720
Policy loans	745	781
Cash and other invested assets	39	351
Other assets	187	182
Total assets designated to the Closed Block	6,542	7,104
Excess of Closed Block liabilities over assets designated to the Closed Block	294	144
Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholder dividend obligation of $0 and $19	(2)	138
Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities	$292	$282

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2017	2016
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,945	$7,179
Policyholder dividend obligation	32	52
Other liabilities	271	43

Total Closed Block liabilities	7,248	7,274

Assets Designated To The Closed Block:
Fixed maturities, available for sale, at fair value (amortized cost of $3,923 and $3,884)	4,070	4,025
Mortgage loans on real estate	1,720	1,623
Policy loans	781	839
Cash and other invested assets	351	444
Other assets	219	213

Total assets designated to the Closed Block	7,141	7,144

Excess of Closed Block liabilities over assets designated to the Closed Block	107	130
Amounts included in accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholder dividend obligation of $19 and $52	138	100

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities	$245	$230

Closed Block Revenues and Expenses
The Company’s Closed Block revenues and expenses are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
REVENUES:
Premiums and other income	$44	$52	$144	$167
Net investment income (loss)	72	82	218	244
Net investment gains (losses)	—	(2)	1	(18)
Total revenues	116	132	363	393

BENEFITS AND OTHER DEDUCTIONS:
Policyholders’ benefits and dividends	123	132	372	416
Other operating costs and expenses	1	1	3	2
Total benefits and other deductions	124	133	375	418
Net revenues (loss) before income taxes	(8)	(1)	(12)	(25)
Income tax (expense) benefit	2	1	2	9
Net revenues (losses)	$(6)	$—	$(10)	$(16)

The Company’s Closed Block revenues and expenses follow:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Revenues:
Premiums and other income	$224	$212	$236
Investment income (loss)	314	349	368
Net investment gains (losses)	(20)	(1)	2

Total revenues	518	560	606

Benefits and Other Deductions:
Policyholders’ benefits and dividends	537	522	550
Other operating costs and expenses	2	4	4

Total benefits and other deductions	539	526	554

Net income, before income taxes	(21)	34	52
Income tax (expense) benefit	6	(12)	(18)

Net income (losses)	$(15)	$22	$34

Reconciliation of Policy Holder Dividend Obligation
A reconciliation of the Company’s policyholder dividend obligation follows:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Balances, beginning of year	$19	$52
Unrealized investment gains (losses), net of DAC	(19)	(5)
Balances, end of period	$—	$47

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2017	2016
	(in millions)
Balance, beginning of year	$52	$81
Unrealized investment gains (losses)	(20)	(29)

Balance, end of year	$32	$52